Contingent Liabilities	12 Months Ended
Jun. 30, 2023
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Schedule of contingent consideration	Contingent LiabilitiesThe Group had no contingent liabilities at 30 June 2023 or 30 June 2022.